INTANGIBLE ASSETS AND GOODWILL (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	¥ 4,176,244	¥ 3,342,463